Summary of Significant Accounting Policies - Schedule of Reconciliation Convertible Note Measured at Fair Value on Recurring Basis (Details) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Reconciliation Convertible Note Measured at Fair Value on Recurring Basis [Line Items]
Opening balance
New convertible note issued	7,135
Debt issuance expenses	1,365
Change in fair value of convertible note	2,626
Ending balance	$ 11,126